FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Fair Value Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	$ 12,444	$ 5,962
Policy loans	401	390
Other invested assets, excluding derivatives and separately managed accounts	1,022	279
Policyholders’ account balance, total	80,489	24,939
Policy and contract claims – FHLB	7,397	7,288	$ 1,868	$ 1,786
Notes payable	657	174
Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	18,716	9,778
Total financial liabilities	200	413
Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	49,478	16,643
Total financial liabilities	1,048	994
Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Total financial assets	10,013	4,662
Total financial liabilities	4,506	961
Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,444	5,962
Private loans, net of allowance	2,871	1,198
Policy loans	401	390
Total financial assets	94,514	46,389
Corporate and subsidiary borrowings	4,461	3,569
Total financial liabilities	10,870	6,137
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,228	5,683
Private loans, net of allowance	2,871	855
Policy loans	401	390
Total financial assets	94,281	45,767
Corporate and subsidiary borrowings	4,444	3,567
Total financial liabilities	10,853	6,135
Recurring | Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	0	0
Policy loans	0	0
Deposit assets	0
Other invested assets, excluding derivatives and separately managed accounts	0	0
Policyholders’ account balance, total	0	0
Policy and contract claims – FHLB	0
Corporate and subsidiary borrowings	0	133
Notes payable	0	0
Recurring | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	1,056	0
Policy loans	0	0
Deposit assets	0
Other invested assets, excluding derivatives and separately managed accounts	403	0
Policyholders’ account balance, total	0	6,001
Policy and contract claims – FHLB	0
Corporate and subsidiary borrowings	80	249
Notes payable	0	0
Recurring | Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,228	5,683
Private loans, net of allowance	1,815	855
Policy loans	401	390
Deposit assets	14,196
Other invested assets, excluding derivatives and separately managed accounts	51	12
Policyholders’ account balance, total	76,797	14,097
Policy and contract claims – FHLB	1,880
Corporate and subsidiary borrowings	4,364	3,185
Notes payable	657	174
Recurring | Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,444	5,962
Private loans, net of allowance	2,871	1,198
Policy loans	401	390
Deposit assets	15,261
Other invested assets, excluding derivatives and separately managed accounts	471	12
Total financial assets	31,448	7,562
Policyholders’ account balance, total	76,797	21,627
Policy and contract claims – FHLB	1,880
Corporate and subsidiary borrowings	4,461	3,569
Notes payable	657	174
Total financial liabilities	83,795	25,370
Recurring | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	12,228	5,683
Private loans, net of allowance	2,871	855
Policy loans	401	390
Deposit assets	14,196
Other invested assets, excluding derivatives and separately managed accounts	454	12
Total financial assets	30,150	6,940
Policyholders’ account balance, total	76,797	20,098
Policy and contract claims – FHLB	1,880
Corporate and subsidiary borrowings	4,444	3,567
Notes payable	657	174
Total financial liabilities	$ 83,778	$ 23,839